COMMITMENTS AND CONTINGENCY (Schedule of Minimum Rental Payments in Operating Leases) (Details)	Dec. 31, 2015 USD ($)
Minimum rental payments under certain operating leases, relating to the rental of office premises
2016	$ 1,467,402
2017	638,059
2018	302,814
2019	12,849
2020	3,421
2021 and thereafter
Total	$ 2,424,545